UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-02605

Franklin U.S. Government Money Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:(650)312-2000

Date of fiscal year end: 6/30

Date of reporting period: 6/30/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin U.S.
Government Money
Fund
June 30, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report

Shareholder Letter
Dear Shareholder:
During the 12 months ended June 30, 2022, the U.S.
economy showed progress as it continued to recover from
the COVID-19 pandemic amid declining unemployment,
rising wages and increased consumer expenditures.
Growth continued in 2021’s second half as the reopening of
businesses, widespread vaccinations and federal assistance
programs boosted consumer spending. Third-quarter 2021
growth was slower as the swiftly spreading Delta variant
hindered global supply chains. The U.S. economy contracted
in 2022’s first quarter given a record trade deficit and a
decline in inventory investment, while consumer spending
expanded more slowly. Inflation increased during the
12-month period, influenced by pandemic-related supply
chain issues, higher energy prices, Russia’s invasion of
Ukraine and broader price pressures.
During much of this period, the U.S. Federal Reserve
continued quantitative easing measures to bolster credit
markets and encourage economic activity. However, to
support its goals to maximize employment and return long-
term annual inflation to 2%, the Federal Reserve began
reversing its quantitative easing measures, decreasing its
monthly asset purchases starting in November 2021, and
ending purchases by March 2022. The Federal Reserve also
raised the federal funds rate by 0.25% in March, 0.50% in
May and 0.75% in June, for a total of 1.50%, increasing the
rate from 0.25% to 1.75% during the period. Additionally, the
Federal Reserve stated its intention to continue reducing
its U.S. Treasury, government agency debt and mortgage-
backed securities holdings, and reiterated its anticipation
of ongoing increases to combat inflation, resulting in higher yields.
Franklin U.S. Government Money Fund’s annual report
includes more detail about prevailing conditions during the
period. In addition, you will find performance data, financial information and a discussion from the portfolio manager.
As always, we recommend investors consult their financial
professionals and review their financial plan to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance. We firmly believe most people benefit from professional advice and that advice is invaluable as investors navigate current market conditions.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to assisting your
future investment plans.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin U.S. Government Money Fund
This letter reflects our analysis and opinions as of June 30,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.

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Annual Report

Contents
ANNUAL REPORT
Franklin U.S. Government Money Fund 3
Performance Summary 5
Your Fund’s Expenses 6
Financial Highlights and Schedule of Investments 7
Financial Statements 12
Notes to Financial Statements 15
Report of Independent Registered
Public Accounting Firm 20
Tax Information 21
Board Members and Officers 22
The Money Market Portfolios 27
Shareholder Information 44
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Franklin U.S. Government Money Fund
This annual report for Franklin U.S. Government Money
Fund covers the fiscal year ended June 30, 202 2 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of current income as is consistent with the preservation of
shareholders’ capital and liquidity by investing through The
U.S. Government Money Market Portfolio (Master Portfolio)
at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by
government securities or cash.
1
The Fund also tries to
maintain a stable $1.00 share price.
An investment in the Fund is not insured or guaranteed by
the Federal Deposit Insurance Corporation or any other
government agency or institution. Although the Fund seeks
to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The
Fund’s sponsor has no legal obligation to provide financial
support to the Fund, and you should not expect that the
sponsor will provide financial support to the Fund at any
time.
Performance Overview
The Fund’s Class A share’s seven-day effective yield
increased from 0.01% on June 30, 2021, to 0.73% on June
30, 2022, as shown in the Performance Summary on page 5 .
Performance data represent past performance, which
does not guarantee future results. Investment return will
fluctuate. Current performance may differ from figures
shown. For most recent month-end performance, go to
franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a -10.29% total return for the
12 months ended June 30, 2022.
2
High inflation amid supply
chain disruptions and increased consumer spending led
to significantly tighter monetary policy, reducing the value of most bonds. Geopolitical instability disrupted financial
markets following Russia’s invasion of Ukraine, adding to the uncertainty surrounding the course of the global economy.
The yield curve flattened significantly during the period,
reflecting investors’ expectations that short-term interest
rates would continue to rise, while the outlook for long-term economic growth was uncertain.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target in March 2022, the first such increase since 2018. The Fed raised the federal funds
rate again at its subsequent two meetings, accelerating
the rate of increase each time to end the period at a range
of 1.50%–1.75%. The Fed noted in its June 2022 meeting
that inflation remained elevated, as job growth was robust
and the unemployment rate remained low. Furthermore, the
Fed said it would continue to reduce its bond holdings, and
anticipated instituting further interest-rate increases at future meetings.
U.S. Treasury (UST) bonds, as measured by the Bloomberg
U.S. Treasury Index, posted a -8.90% total return for the
12-month period.
2
The 10-year UST yield (which moves
inversely to price) increased, particularly later in the period amid high inflation and the Fed’s tightening monetary stance.
Mortgage-backed securities (MBS), as measured by the
Bloomberg U.S. MBS Index, posted a -9.03% total return for
the period as mortgage rates rose to the highest level in over a decade.
2
Corporate bond prices also declined overall, constrained by
inflation, rising interest rates and concerns about the impact of higher interest rates on corporate borrowing costs and
the wider economy. Corporate yield spreads, a measure
of the difference in yields between corporate bonds and
similarly-dated USTs, rose, reflecting investors’ increased
risk-aversion preferences. In this environment, high-yield
Portfolio Composition
6/30/22
% of Total
Net Assets
U.S. Government and Agency Securities 63.0%
Repurchase Agreements 35.9%
Other Net Assets 1.1%
1. Although U.S. government-sponsored entities may be chartered by acts of Congress, their securities are neither issued nor guaranteed by the U.S. government. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
2. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
11
.

Franklin U.S. Government Money Fund

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Annual Report
corporate bonds, as represented by the Bloomberg U.S.
Corporate High Yield Bond Index, posted a -12.81%
total return, and investment-grade corporate bonds, as
represented by the Bloomberg U.S. Corporate Bond Index,
posted a -14.19% total return.
2
Investment Strategy
We seek to invest, through the Master Portfolio, at least
99.5% of the Fund’s total assets in U.S. government
securities, cash and repurchase agreements collateralized
fully by government securities or cash. We only buy
securities that we determine present minimal credit risks.
We maintain a dollar-weighted average portfolio maturity of
60 calendar days or less and a dollar-weighted average life
for its portfolio of 120 calendar days or less, and we only
buy securities that mature or are deemed to mature in 397
calendar days or less.
Manager’s Discussion
The U.S. Federal Reserve (Fed) increased its target range
for the federal funds rate from 0.00%-0.25% to 1.50%-1.75%
during the 12-month period. Money market yields increased
later during the period in response to the Fed’s increases to its key rate starting in March 2022. We continued to invest
the Portfolio’s assets in high-quality, short-term securities.
We appreciate your support, welcome new shareholders and
look forward to serving your investment needs in the years
ahead.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of June 30, 2022
Franklin U.S. Government Money Fund

franklintempleton.com
Annual Report
Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate.
Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
1. The Fund has a voluntary fee waiver that may be modified or discontinued at any time, and without further notice. Fund investment results reflect the fee waiver; without this reduction, the results would have been lower. There is no guarantee the Fund will be able to avoid a negative yield.
2. The seven-day effective yield assumes compounding of daily dividends, if any.
3. The figure is as stated in the Fund’s current prospectus, does not include the voluntary fee waiver, and may differ from the expense ratios disclosed in the Your Fund’s
Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Annualized and effective yields are for the seven-day period ended 6/30/22. The Fund’s average weighted life was 44 days and the Fund’s average weighted maturity was 21 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.
Seven-Day Annualized Yield
Share Class (Symbol)
Seven-Day
Effective Yield
1,2
(with fee
waiver)
(without fee
waiver)
A (FMFXX)
0.73% 0.73% 0.73%
Total Annual Operating Expenses
3
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.52% 0.52%

Your Fund’s Expenses
Franklin U.S. Government Money Fund

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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ) : Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ) . Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ) . In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio, which includes the net expenses incurred by the Portfolio, for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/22
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
Ending
Account
Value 6/30/22
Expenses
Paid During
Period
1/1/22–6/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,000.60 $0.86 $1,023.94 $0.87 0.17%
C $1,000 $1,000.00 $1.01 $1,023.79 $1.02 0.20%
R $1,000 $1,000.10 $0.98 $1,023.82 $0.99 0.20%
R6 $1,000 $1,000.60 $0.79 $1,024.00 $0.80 0.16%

Franklin U.S. Government Money Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .......................... 0.001 —
a
0.010 0.017 0.007
Less distributions from:
Net investment income .......................... (0.001) (—)
a
(0.010) (0.017) (0.007)
Net asset value, end of year ....................... $1.00 $1.00 $1.00 $1.00 $1.00
Total return
b
................................... 0.06% —%
c
0.96% 1.70% 0.74%
Ratios to average net assets
d
Expenses before waiver and payments by affiliates ...... 0.53% 0.52% 0.55% 0.55% 0.57%
Expenses net of waiver and payments by affiliates ....... 0.19% 0.09% 0.47% 0.54% 0.55%
Net investment income ........................... 0.08% —%
c
0.87% 1.71% 0.77%
Supplemental data
Net assets, end of year (000’s) ..................... $4,379,075 $3,271,640 $3,548,308 $2,711,322 $2,724,519
a
Amount rounds to less than $0.001 per share.
b
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
c
Rounds to less than 0.01%.
d
Ratios include the Fund’s share of the Portfolio’s allocated net expenses.

Franklin U.S. Government Money Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
Year Ended
June 30, 2020
a
2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $1.00 $1.00 $1.00
Income from investment operations:
Net investment income ................................................... —
b
—
b
0.002
Less distributions from:
Net investment income ................................................... (—)
b
(—)
b
(0.002)
Net asset value, end of year ................................................ $1.00 $1.00 $1.00
Total return
c
............................................................ —%
d
—%
d
0.19%
Ratios to average net assets
e,f
Expenses before waiver and payments by affiliates ............................... 0.59% 0.52% 1.15%
Expenses net of waiver and payments by affiliates ................................ 0.24% 0.09% 0.76%
Net investment income .................................................... 0.01% —%
d
0.21%
Supplemental data
Net assets, end of year (000’s) .............................................. $173,327 $174,336 $211,455
a
For the period October 15, 2019 (effective date) to June 30, 2020.
b
Amount rounds to less than $0.001 per share.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Rounds to less than 0.01%.
e
Ratios are annualized for periods less than one year.
f
Ratios includes the Fund's share of the Portfolio's allocated net expenses.

Franklin U.S. Government Money Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
Year Ended
June 30, 2020
a
2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $1.00 $1.00 $1.00
Income from investment operations:
Net investment income ................................................... —
b
—
b
0.002
Less distributions from:
Net investment income ................................................... (—)
b
(—)
b
(0.002)
Net asset value, end of year ................................................ $1.00 $1.00 $1.00
Total return
c
............................................................ 0.01% —%
d
0.25%
Ratios to average net assets
e,f
Expenses before waiver and payments by affiliates ............................... 0.58% 0.52% 1.06%
Expenses net of waiver and payments by affiliates ................................ 0.23% 0.09% 0.75%
Net investment income .................................................... 0.02% —%
d
0.33%
Supplemental data
Net assets, end of year (000’s) .............................................. $8,345 $6,006 $5,983
a
For the period October 15, 2019 (effective date) to June 30, 2020.
b
Amount rounds to less than $0.001 per share.
c
Total return is not annualized for periods less than one year.
d
Rounds to less than 0.01%.
e
Ratios are annualized for periods less than one year.
f
Ratio includes the Fund's share of the Portfolio's allocated net expenses.

Franklin U.S. Government Money Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .......................... 0.001 —
a
0.010 0.018 0.008
Less distributions from:
Net investment income .......................... (0.001) (—)
a
(0.010) (0.018) (0.008)
Net asset value, end of year ....................... $1.00 $1.00 $1.00 $1.00 $1.00
Total return .................................... 0.06% —%
b
1.02% 1.77% 0.81%
Ratios to average net assets
c
Expenses before waiver and payments by affiliates ...... 0.50% 0.51% 0.54% 0.60% 0.48%
Expenses net of waiver and payments by affiliates ....... 0.17% 0.09% 0.42% 0.48% 0.48%
d
Net investment income ........................... 0.07% —%
b
0.89% 1.77% 0.84%
Supplemental data
Net assets, end of year (000’s) ..................... $105,446 $84,445 $40,838 $22,805 $6,904
a
Amount rounds to less than $0.001 per share.
b
Rounds to less than 0.01%.
c
Ratios include the Fund’s share of the Portfolio’s allocated net expenses.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin U.S. Government Money Fund
Schedule of Investments, June 30, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Money Market Funds 100.0%
a
U.S. Government Money Market Portfolio (The), 1.096% ...................... 4,667,344,533 $ 4,667,344,533
Total Money Market Funds (Cost $4,667,344,533) ................................
4,667,344,533
Other Assets, less Liabilities (0.0)%
†
...........................................
(1,151,314)
Net Assets 100.0% ...........................................................
$4,666,193,219
†
Rounds to less than 0.1% of net assets.
a
The rate shown is the annualize d seven-day effective yield at period end.

Franklin U.S. Government Money Fund
Financial Statements
Statement of Assets and Liabilities
June 30, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S.
Government
Money Fund
Assets:
Investment in affiliated Portfolio, at value and cost .................................................. $4,667,344,533
Cash .................................................................................... 109
Receivables:
Capital shares sold ........................................................................ 13,875,499
Total assets .......................................................................... 4,681,220,141
Liabilities:
Payables:
Capital shares redeemed ................................................................... 13,385,033
Administrative fees ........................................................................ 1,088,234
Trustees' fees and expenses ................................................................. 1,947
Distributions to shareholders ................................................................. 42,033
Accrued expenses and other liabilities ........................................................... 509,675
Total liabilities ......................................................................... 15,026,922
Net assets, at value ................................................................. $4,666,193,219
Net assets consist of:
Paid-in capital ............................................................................. $4,666,193,219
Total distributable earnings (losses) ............................................................. —
Net assets, at value ................................................................. $4,666,193,219
Franklin U.S.
Government
Money Fund
Class A:
Net assets, at value ....................................................................... $4,379,074,875
Shares outstanding ........................................................................ 4,379,159,793
Net asset value per share
a
.................................................................. $1.00
Class C:
Net assets, at value ....................................................................... $173,327,303
Shares outstanding ........................................................................ 173,332,779
Net asset value per share
a
.................................................................. $1.00
Class R:
Net assets, at value ....................................................................... $8,344,814
Shares outstanding ........................................................................ 8,344,975
Net asset value per share ................................................................... $1.00
Class R6:
Net assets, at value ....................................................................... $105,446,227
Shares outstanding ........................................................................ 105,446,228
Net asset value per share ................................................................... $1.00
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin U.S. Government Money Fund
Financial Statements
Statement of Operations
for the year ended June 30, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin U.S.
Government
Money Fund
Investment income:
Dividends from affiliated Portfolio ............................................................... $6,414,970
Expenses:
Administrative fees (Note 3 a ) .................................................................. 11,120,993
Distribution fees: (Note 3b )
    Class C ................................................................................ 87,694
    Class R ................................................................................ 3,795
Transfer agent fees: (Note 3d)
    Class A ................................................................................ 2,761,122
    Class C ................................................................................ 117,670
    Class R ................................................................................ 5,838
    Class R6 ............................................................................... 46,711
Reports to shareholders fees .................................................................. 228,490
Registration and filing fees .................................................................... 229,233
Professional fees ........................................................................... 50,600
Trustees' fees and expenses .................................................................. 35,603
Other .................................................................................... 98,798
Total expenses ......................................................................... 14,786,547
Expenses waived/paid by affiliate s (Note 3e) ................................................... (11,186,836)
Net expenses ......................................................................... 3,599,711
Net investment income ................................................................ 2,815,259
Net increase (decrease) in net assets resulting from operations .......................................... $2,815,259

Franklin U.S. Government Money Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S. Government Money Fund
Year Ended
June 30, 2022
Year Ended
June 30, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,815,259 $104,092
Distributions to shareholders:
Class A ............................................................. (2,721,543) (114,232)
Class C ............................................................. (17,575) (6,171)
Class R ............................................................. (1,370) (227)
Class R6 ............................................................ (74,799) (2,680)
Total distributions to shareholders .......................................... (2,815,287) (123,310)
Capital share transactions: (Note 2 )
Class A ............................................................. 1,107,435,119 (276,649,778)
Class C ............................................................. (1,008,828) (37,117,803)
Class R ............................................................. 2,338,926 22,549
Class R6 ............................................................ 21,001,254 43,606,884
Total capital share transactions ............................................ 1,129,766,471 (270,138,148)
Net increase (decrease) in net assets ................................... 1,129,766,443 (270,157,366)
Net assets:
Beginning of year ....................................................... 3,536,426,776 3,806,584,142
End of year ........................................................... $4,666,193,219 $3,536,426,776

Franklin U.S. Government Money Fund

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Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin U.S. Government Money Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act)
as an open-end management investment company and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP). The Fund offers four classes of shares: Class A,
Class C, Class R and Class R6. Effective August 2, 2021,
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Prior to August 2, 2021, Class C shares converted to Class A
shares after a 10-year holding period. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The Fund invests substantially all of its assets in The U.S.
Government Money Market Portfolio (Portfolio), which is
registered under the 1940 Act as an open-end management
investment company and applies the specialized accounting
and reporting guidance in U.S. GAAP. The accounting
policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the
Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in
conjunction with the Fund's financial statements.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund holds Portfolio shares that are valued at the
closing net asset value of the Portfolio. Under compliance
policies and procedures approved by the Fund's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). At June 30,
2022, the Fund owned 42.0% of the Portfolio.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Income
received from the Portfolio and estimated expenses are
accrued daily. Dividends from net investment income are
normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Net investment income, excluding class specific expenses,
is allocated daily to each class of shares based upon the
relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each
class of shares based upon the relative proportion of net
assets of each class. Differences in per share distributions by class are generally due to differences in class specific
expenses.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.

Franklin U.S. Government Money Fund
Notes to Financial Statements

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Annual Report
e. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:
Year Ended
June 30, 2022
Year Ended
June 30, 2021
Class A Shares:
Shares sold
a
................................... $3,632,384,705 $2,339,232,248
Shares issued in reinvestment of distributions .......... 2,673,812 113,882
Shares redeemed ............................... (2,527,623,398) (2,615,995,908)
Net increase (decrease) .......................... $1,107,435,119 $(276,649,778)
Class C Shares:
Shares sold ................................... $154,497,506 $167,151,564
Shares issued in reinvestment of distributions .......... 17,501 6,092
Shares redeemed
a
.............................. (155,523,835) (204,275,459)
Net increase (decrease) .......................... $(1,008,828) $(37,117,803)
Class R Shares:
Shares sold ................................... $10,967,537 $6,523,030
Shares issued in reinvestment of distributions .......... 1,343 222
Shares redeemed ............................... (8,629,954) (6,500,703)
Net increase (decrease) .......................... $2,338,926 $22,549
Class R6 Shares:
Shares sold ................................... $120,620,976 $101,405,225
Shares issued in reinvestment of distributions .......... 58,151 2,143
Shares redeemed ............................... (99,677,873) (57,800,484)
Net increase (decrease) .......................... $21,001,254 $43,606,884
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Franklin U.S. Government Money Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, directors, and/or trustees of the Portfolio and of the following subsidiaries:
a. Administrative Fees
The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:
For the year ended June 30, 2022, the annualized gross effective administrative fee rate was 0.286% of the Fund’s average daily net assets.
b. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class A and Class R6 shares, pursuant to
Rule 12b-1 under the 1940 Act. Under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
c. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
d. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
Subsidiary Affiliation
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.455% Up to and including $100 million
0.330% Over $100 million, up to and including $250 million
0.280% In excess of $250 million
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
CDSC retained .............................................................................. $328,036

Franklin U.S. Government Money Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended June 30, 2022, the Fund paid transfer agent fees of $2,931,341 of which $2,579,245 was retained by
Investor Services.
e. Waiver and Expense Reimbursements
In efforts to maintain a minimum 1 basis point annualized yield, FT Services, Distributors and Investor Services have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by FT Services, Distributors or Investor Services at any time, and without further notice. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. There is no guarantee that the Fund will be able to maintain a 1 basis point yield.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until October 31, 2022.
f. Other Affiliated Transactions
At June 30, 2022, an interested board member owned 23.0% of the Fund's outstanding shares.
4. Income Taxes
The tax character of distributions paid during the years ended June 30, 2022 and 2021, was as follows:
At June 30, 2022, the cost of investments and undistributed ordinary income for income tax purposes were as follows:
5. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
6. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
2022 2021
Distributions paid from:
Ordinary income .......................................................... $2,815,287 $123,310
Cost of investments .......................................................................... $4,667,344,533
Distributable earnings:
Undistributed ordinary income ................................................................... $42,033
3. Transactions with Affiliates
(continued)
d. Transfer Agent Fees
(continued)

Franklin U.S. Government Money Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2022, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin U.S. Government Money Fund
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Franklin U.S. Government Money Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
U.S. Government Money Fund (the "Fund") as of June 30, 2022, the related statement of operations for the year ended June
30, 2022, the statement of changes in net assets for each of the two years in the period ended June 30, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
August 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin U.S. Government Money Fund
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin U.S. Government Money Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended June 30, 2022:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount
Qualified Net Interest Income (QII) §871(k)(1)(C) 2,555,752
Section 163(j) Interest Dividends Earned §163(j) 2,555,663
Interest Earned from Federal Obligations Note (1) 3,688,592

Franklin U.S. Government Money Fund
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1982 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 100 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin U.S. Government Money Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead Independent
Trustee since 2019
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021),RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin U.S. Government Money Fund

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 100 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman
of the Board
and Trustee
Since 2013 120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin U.S. Government Money Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President
and
Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief
Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co. or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin U.S. Government Money Fund

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit
Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and
Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

The Money Market Portfolios
Financial Highlights
The U.S. Government Money Market Portfolio
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
2022 2021 2020 2019 2018
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income .......................... 0.001 —
a
0.013 0.021 0.011
Net realized and unrealized gains (losses)
a
........... — (—) — — (—)
Total from investment operations .................... 0.001 —
a
0.013 0.021 0.011
Less distributions from:
Net investment income .......................... (0.001) (—)
a
(0.013) (0.021) (0.011)
Net asset value, end of year ....................... $1.00 $1.00 $1.00 $1.00 $1.00
Total return .................................... 0.14% 0.01% 1.29% 2.10% 1.15%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.15% 0.15% 0.15% 0.15% 0.15%
Expenses net of waiver and payments by affiliates
b
...... 0.10% 0.09% 0.15% 0.15% 0.15%
Net investment income ........................... 0.13% —%
c
1.33% 2.09% 1.15%
Supplemental data
Net assets, end of year (000’s) ..................... $11,102,314 $11,811,420 $18,381,976 $23,218,541 $23,700,037
a
Amount rounds to less than $0.001 per share.
b
Benefit of expense reduction rounds to less than 0.01%.
c
Rounds to less than 0.01%.

The Money Market Portfolios
Schedule of Investments, June 30, 2022
The U.S. Government Money Market Portfolio
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities 63.0%
a
FFCB ,
FRN, 1.7%, (SOFR + 0.19%), 7/14/22 .................................. $ 35,000,000 $ 35,000,000
FRN, 1.655%, (SOFR + 0.145%), 7/28/22 ............................... 9,000,000 9,000,000
FRN, 1.575%, (SOFR + 0.065%), 11/18/22 ............................... 25,000,000 25,000,000
FRN, 1.55%, (SOFR + 0.04%), 3/10/23 ................................. 14,000,000 14,000,000
FRN, 1.52%, (SOFR + 0.01%), 6/07/23 ................................. 65,000,000 65,000,000
FRN, 1.56%, (SOFR + 0.04%), 2/05/24 ................................. 10,000,000 10,000,000
FRN, 1.55%, (SOFR + 0.04%), 3/18/24 ................................. 65,000,000 65,000,000
FRN, 1.56%, (SOFR + 0.05%), 5/09/24 ................................. 54,900,000 54,900,000
FRN, 1.55%, (SOFR + 0.04%), 5/15/24 ................................. 60,000,000 60,000,000
FRN, 1.555%, (SOFR + 0.045%), 5/24/24 ............................... 25,000,000 25,000,000
FRN, 1.56%, (SOFR + 0.05%), 6/26/24 ................................. 100,000,000 100,000,000
462,900,000
FHLB ,
b
7/01/22 ......................................................... 250,180,000 250,180,000
b
7/06/22 ......................................................... 565,240,000 565,179,703
b
7/08/22 ......................................................... 308,900,000 308,855,068
b
7/13/22 ......................................................... 294,900,000 294,807,600
b
7/15/22 ......................................................... 242,300,000 242,212,595
b
7/20/22 ......................................................... 374,000,000 373,821,242
b
7/27/22 ......................................................... 150,000,000 149,892,750
b
7/29/22 ......................................................... 200,000,000 199,839,778
b
8/03/22 ......................................................... 39,900,000 39,863,498
b
8/05/22 ......................................................... 150,000,000 149,832,292
b
8/08/22 ......................................................... 89,900,000 89,755,760
b
8/10/22 ......................................................... 119,040,000 118,906,660
b
8/12/22 ......................................................... 260,900,000 260,503,100
b
8/17/22 ......................................................... 245,000,000 244,581,635
b
8/24/22 ......................................................... 259,900,000 259,382,461
b
8/26/22 ......................................................... 250,000,000 249,454,778
b
9/15/22 ......................................................... 219,900,000 219,047,922
b
9/26/22 ......................................................... 100,000,000 99,538,417
a
FRN, 1.52%, (SOFR + 0.01%), 9/16/22 ................................. 159,900,000 159,900,000
a
FRN, 1.57%, (SOFR + 0.06%), 11/18/22 ................................. 50,000,000 50,000,000
4,325,555,259
b
U.S. Treasury Bills ,
7/05/22 ......................................................... 117,300,000 117,288,791
7/07/22 ......................................................... 189,900,000 189,878,795
7/12/22 ......................................................... 60,080,000 60,060,908
7/14/22 ......................................................... 200,000,000 199,943,306
7/19/22 ......................................................... 194,900,000 194,812,295
7/21/22 ......................................................... 200,000,000 199,904,444
7/26/22 ......................................................... 44,900,000 44,877,706
8/04/22 ......................................................... 152,410,000 152,279,012
8/09/22 ......................................................... 55,690,000 55,635,099
8/18/22 ......................................................... 194,900,000 194,627,140
9/06/22 ......................................................... 189,900,000 189,467,054
9/15/22 ......................................................... 100,000,000 99,658,844
9/20/22 ......................................................... 94,900,000 94,633,628
10/04/22 ........................................................ 200,000,000 199,269,028
10/11/22 ........................................................ 100,000,000 99,572,167
10/13/22 ........................................................ 17,610,000 17,547,935

The Money Market Portfolios
Schedule of Investments
The U.S. Government Money Market Portfolio
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See abbreviations on page 36 .
a a
Principal
Amount
a
Value
U.S. Government and Agency Securities
(continued)
b
U.S. Treasury Bills, (continued)
10/20/22 ........................................................ $ 100,000,000 $ 99,614,583
2,209,070,735
Total U.S. Government and Agency Securities (Cost $6,997,525,994) ..............
6,997,525,994
c
Repurchase Agreements 35.9%
Bank of New York Mellon Corp. (The), 1.45%, 7/01/22 (Maturity Value $400,016,111)
Collateralized by U.S. Treasury Bill, 8/25/22; and U.S. Treasury Notes, 0.875% -
1.625%, 8/15/29 - 11/15/30 (valued at $408,000,068) ....................... 400,000,000 400,000,000
BNP Paribas Securities Corp., 1.35%, 7/01/22 (Maturity Value $550,020,625)
Collateralized by U.S. Treasury Note, 0.25%, 7/31/25 (valued at $561,311,770) ... 550,000,000 550,000,000
Deutsche Bank Securities, Inc., 1.4%, 7/01/22 (Maturity Value $90,003,500)
Collateralized by U.S. Treasury Notes, 0.75% - 1.787%, 7/31/23 - 3/31/26 (valued at
$91,800,083) ..................................................... 90,000,000 90,000,000
Federal Reserve Bank of New York, 1.55%, 7/01/22 (Maturity Value $2,850,122,708)
Collateralized by U.S. Treasury Notes, 1.5% - 1.625%, 2/15/30 - 5/15/31 (valued at
$2,850,122,715) ................................................... 2,850,000,000 2,850,000,000
Goldman Sachs & Co. LLC, 1.46%, 7/01/22 (Maturity Value $75,003,042)
Collateralized by U.S. Treasury Note, 0.375%, 11/30/25 (valued at $76,639,141) .. 75,000,000 75,000,000
HSBC Securities USA, Inc., 1.49%, 7/01/22 (Maturity Value $20,000,828)
Collateralized by U.S. Government Agency Securities, 2.5% - 4%, 2/20/26 - 11/20/50
(valued at $20,400,000) ............................................. 20,000,000 20,000,000
Total Repurchase Agreements (Cost $3,985,000,000) ............................
3,985,000,000
Total Short Term Investments (Cost $10,982,525,994 ) ............................
10,982,525,994
a
Total Investments (Cost $10,982,525,994) 98.9% ................................
$10,982,525,994
Other Assets, less Liabilities 1.1% .............................................
119,787,702
Net Assets 100.0% ...........................................................
$11,102,313,696
a
The coupon rate shown represents the rate at period end.
b
The security was issued on a discount basis with no stated coupon rate.
c
See Note 1(b) regarding repurchase agreement.

The Money Market Portfolios
Financial Statements
Statement of Assets and Liabilities
June 30, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

The U.S.
Government
Money Market
Portfolio
Assets:
Investments in unaffiliated securities, at amortized cost ............................................... $6,997,525,994
Unaffiliated repurchase agreements, at value and cost ............................................... 3,985,000,000
Cash .................................................................................... 220,455,009
Receivables:
Interest ................................................................................. 715,233
Total assets .......................................................................... 11,203,696,236
Liabilities:
Payables:
Investment securities purchased .............................................................. 99,732,444
Management fees ......................................................................... 1,409,823
Trustees' fees and expenses ................................................................. 3,142
Distributions to shareholders ................................................................. 122
Accrued expenses and other liabilities ........................................................... 237,009
Total liabilities ......................................................................... 101,382,540
Net assets, at value ................................................................. $11,102,313,696
Net assets consist of:
Paid-in capital ............................................................................. $11,102,314,129
Total distributable earnings (losses) ............................................................. (433)
Net assets, at value ................................................................. $11,102,313,696
Shares outstanding ......................................................................... 11,102,315,729
Net asset value per share .................................................................... $1.00

The Money Market Portfolios
Financial Statements
Statement of Operations
for the year ended June 30, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

The U.S.
Government
Money Market
Portfolio
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $28,337,011
Expenses:
Management fees (Note 3 a ) ................................................................... 18,466,540
Custodian fees (Note 4 ) ...................................................................... 55,658
Reports to shareholders fees .................................................................. 3,922
Registration and filing fees .................................................................... 102
Professional fees ........................................................................... 94,504
Trustees' fees and expenses .................................................................. 113,468
Other .................................................................................... 194,540
Total expenses ......................................................................... 18,928,734
Expense reductions (Note 4 ) ............................................................... (23,439)
Expenses waived/paid by affiliates (Note 3 and 3 c ) ............................................... (6,696,805)
Net expenses ......................................................................... 12,208,490
Net investment income ................................................................ 16,128,521
Net increase (decrease) in net assets resulting from operations .......................................... $16,128,521

The Money Market Portfolios
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

The U.S. Government Money Market Portfolio
Year Ended
June 30, 2022
Year Ended
June 30, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $16,128,521 $614,238
Net realized gain (loss) ................................................. — (433)
Net increase (decrease) in net assets resulting from operations ................ 16,128,521 613,805
Distributions to shareholders .............................................. (16,128,521) (710,769)
Capital share transactions (Note 2 ) .......................................... (709,105,982) (6,570,459,167)
Net increase (decrease) in net assets ................................... (709,105,982) (6,570,556,131)
Net assets:
Beginning of year ....................................................... 11,811,419,678 18,381,975,809
End of year ........................................................... $11,102,313,696 $11,811,419,678

The Money Market Portfolios

franklintempleton.com
Annual Report
Notes to Financial Statements
The U.S. Government Money Market Portfolio
1. Organization and Significant Accounting Policies
The Money Market Portfolios (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
portfolio The U.S. Government Money Market Portfolio
(Portfolio) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The shares of the Portfolio
are issued in private placements and are exempt from
registration under the Securities Act of 1933.
The following summarizes the Portfolio's significant
accounting policies.
a. Financial Instrument Valuation
Securities are valued at amortized cost, which approximates
fair value. Amortized cost is an income-based approach
which involves valuing an instrument at its cost and
thereafter assuming a constant amortization to maturity of
any discount or premium. Under compliance policies and
procedures approved by the Portfolio's Board of Trustees
(the Board), Franklin Templeton Services, LLC, an affiliate
of the investment manager, has responsibility for oversight
of valuation, including leading the cross-functional Valuation
Committee (VC).
b. Repurchase Agreements
The Portfolio enters into repurchase agreements, which
are accounted for as a loan by the Portfolio to the seller,
collateralized by securities which are delivered to the
Portfolio's custodian. The fair value, including accrued
interest, of the initial collateralization is required to be at least 102% (if the counterparty is a bank or broker-dealer)
or 100% (if the counterparty is the Federal Reserve Bank
of New York) of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the
non-defaulting party to net and close-out all transactions,
if any, traded under such agreements. The Portfolio may
sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed
by the seller to the Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase
price owed by the seller. All repurchase agreements held
by the Portfolio at year end, as indicated in the Schedule of
Investments, had been entered into on June 30, 2022.
c. Income Taxes
It is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Portfolio may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2022, the
Portfolio has determined that no tax liability is required in its financial statements related to uncertain tax positions
for any open tax years (or expected to be taken in future
tax years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Portfolio invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

The Money Market Portfolios
Notes to Financial Statements

franklintempleton.com
Annual Report
The U.S. Government Money Market Portfolio
(continued)
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio’s shares at $1.00 per share were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers, directors, and/or trustees of Franklin U.S Government Money Fund,
Institutional Fiduciary Trust, and of the following subsidiaries:
a. Management Fees
The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the
Portfolio.
b. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the
Portfolio for the services.
c. Waiver and Expense Reimbursements
In efforts to maintain a minimum 1 basis point annualized yield, Advisers and Investor Services have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions are voluntary
Year Ended
June 30, 2022
Year Ended
June 30, 2021
Shares sold ................................... $31,667,180,822 $33,535,340,757
Shares issued in reinvestment of distributions .......... 16,125,918 728,867
Shares redeemed ............................... (32,392,412,722) (40,106,528,791)
Net increase (decrease) .......................... $(709,105,982) $(6,570,459,167)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

The Money Market Portfolios
Notes to Financial Statements

franklintempleton.com
Annual Report
The U.S. Government Money Market Portfolio
(continued)
and may be modified or discontinued by Advisers or Investor Services at any time, and without further notice. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. There is no guarantee that the Fund will be able to maintain a 1 basis point yield.
d. Other Affiliated Transactions
At June 30, 2022, the shares of the Portfolio were owned by the following investment companies:
4. Expense Offset Arrangement
The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the year ended June 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At June 30, 2022, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended June 30, 2022 and 2021, was as follows:
At June 30, 2022, the cost of investments and undistributed ordinary income for income tax purposes were as follows:
Shares
Percentage of
Outstanding Shares
Institutional Fiduciary Trust—Money Market Portfolio ............................ 6,434,971,196 58.0%
Franklin U.S. Government Money Fund ...................................... 4,667,344,533 42.0%
11,102,315,729 100.0%
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $433
2022 2021
Distributions paid from:
Ordinary income .......................................................... $16,128,521 $710,769
Cost of investments .......................................................................... $10,982,525,994
Distributable earnings:
Undistributed ordinary income ................................................................... $120
3. Transactions with Affiliates
(continued)
c. Waiver and Expense Reimbursements
(continued)

The Money Market Portfolios
Notes to Financial Statements

franklintempleton.com
Annual Report
The U.S. Government Money Market Portfolio
(continued)
6. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Fair Value Measurements
The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such financial instruments were valued using Level 2 inputs.
At June 30, 2022, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
9. Subsequent Events
The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
FRN
Floating Rate Note
SOFR
Secured Overnight Financing Rate

The Money Market Portfolios
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of The Money Market Portfolios and Shareholders of The U.S. Government Money Market Portfolio.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The U.S.
Government Money Market Portfolio (the "Fund") as of June 30, 2022, the related statement of operations for the year ended
June 30, 2022, the statement of changes in net assets for each of the two years in the period ended June 30, 2022, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2022 and the financial highlights for each of the five years in the period ended June 30, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
August 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

The Money Market Portfolios
Tax Information (unaudited)

franklintempleton.com
Annual Report
The U.S. Government Money Market Portfolio
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended June 30, 2022:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount
Qualified Net Interest Income (QII) §871(k)(1)(C) 14,642,541
Section 163(j) Interest Dividends Earned §163(j) 14,643,099
Interest Earned from Federal Obligations Note (1) 16,297,887

The Money Market Portfolios
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 100 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead Independent
Trustee since 2019
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021),RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

The Money Market Portfolios

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 100 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman
of the Board
and Trustee
Since 2013 120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

The Money Market Portfolios

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President
and
Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief
Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co. or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

The Money Market Portfolios

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Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit
Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and
Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin U.S. Government Money Fund
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN U.S. GOVERNMENT MONEY FUND
Franklin U.S. Government Money Fund (Feeder Fund)
is a feeder fund that invests all of its assets in The U.S.
Government Money Market Portfolio (Master Portfolio).
The Feeder Fund does not have an investment manager
or an investment management agreement, unlike the
Master Portfolio. The Board of Trustees (collectively or
individually the Board) of each of the Feeder Fund and the
Master Portfolio is comprised of the same individuals. At an in-person meeting held on February 28, 2022 (Meeting),
the Board, including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Master
Portfolio (Management Agreement) for an additional one-
year period. The Independent Trustees received advice
from and met separately with Independent Trustee counsel
in considering whether to approve the continuation of the
Management Agreement. References herein to “the Fund”
refer to the Feeder Fund and/or Master Portfolio as the
context requires.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund

Franklin U.S. Government Money Fund
Shareholder Information

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Annual Report
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail US government money market funds. The
Board noted that the Fund’s annualized income return for
the one- and 10-year periods was equal to the median of
its Performance Universe, but for the three- and five-year
periods was slightly below the median of its Performance
Universe. The Board concluded that the Fund’s performance
was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for Class
C, Class Y, Investor Class and Primary Class shares for
other funds in the Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for Fund included the Fund and nine
other US government money market funds. The Board noted
that the Management Rate and actual total expense ratio
for the Fund were below the medians and in the first quintile
(least expensive) of its Expense Group. The Board also
noted that the Fund is maintained as an accommodation
product for investors in need of a short-term investment
vehicle, and the Fund’s Management Rate is paid by the
Master Portfolio. Lastly, the Board considered that during
the year management had implemented a voluntary fee
waiver to prevent a negative yield. In light of these actions, the Board concluded that the Management Rate charged to
the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain

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Shareholder Information

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Annual Report
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee
structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded that
it was unlikely that the Manager and its affiliates realized economies of scale in furnishing advisory services to the
Fund in view of the transitory nature of its investment role within the FT family of funds, the services provided to the
Fund’s shareholders and management’s subsidization of
expenses (when needed).
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.

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Board Approval of Investment
Management Agreements
THE U.S. GOVERNMENT MONEY MARKET PORTFOLIO
(Master Portfolio)
The Master Portfolio is only registered under the Investment
Company Act of 1940 (1940 Act). Accordingly, the Master
Portfolio does not offer its shares to the public. Shares
of the Master Portfolio are sold only to other investment
companies, which include the Franklin U.S. Government
Money Fund and Money Market Portfolio (each a Feeder
Fund). Each Feeder Fund invests all of its assets in
the Master Portfolio. None of the Feeder Funds have
an investment manager or an investment management
agreement, unlike the Master Portfolio. The Board of
Trustees (collectively or individually the Board) of each
Feeder Fund and Master Portfolio is comprised of the same
individuals. At an in-person meeting held on February
28, 2022 (Meeting), the Board of the Master Portfolio,
including a majority of the trustees who are not “interested persons” as defined in the 1940 Act (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers,
Inc. (Manager) and the Master Portfolio (Management
Agreement) for an additional one-year period. The
Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided
by the Manager; (ii) the investment performance of each
Feeder Fund; (iii) the costs of the services provided and
profits realized by the Manager and its affiliates from the
relationship with the Master Portfolio; (iv) the extent to which economies of scale are realized as the Master Portfolio
grows; and (v) whether fee levels reflect these economies of scale for the benefit of Master Portfolio shareholders.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the Master Portfolio and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Master Portfolio and its shareholders. This information
included, among other things, the qualifications, background and experience of the senior management and investment
personnel of the Manager; as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Master Portfolio;
reports on expenses; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board acknowledged the
ongoing integration of the Legg Mason family of funds into
the Franklin Templeton (FT) family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Master Portfolio shareholders of investing in a
fund that is part of the FT family of funds. The Board noted
the financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services

The Money Market Portfolios
Shareholder Information

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Annual Report
provided to the Master Portfolio by the FT organization. The
Board specifically noted FT’s commitment to being a global
leader in stewardship and sustainability and the recent
addition of a senior executive focused on environmental,
social and governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Master
Portfolio and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail US government money market funds. The
Board noted that the Fund’s annualized income return for
the three-, five- and 10-year periods was above the median
of its Performance Universe, but for the one-year period was equal to the median of its Performance Universe. The Board
concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Master Portfolio’s actual total expense ratio and its
various components, including, as applicable, management
fees; transfer agent expenses; and other non-management
fees. The Board considered the actual total expense ratio
and, separately, the contractual management fee rate,
without the effect of fee waivers, if any (Management
Rate) of the Master Portfolio in comparison to the median
expense ratio and median Management Rate, respectively,
of other mutual funds deemed comparable to and with a
similar expense structure to the Master Portfolio selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s
most recent annual or semi-annual report, which reflects
historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges, and the actual total expense ratio,
for comparative consistency, was shown for Class A, Class
AB, Investor Class, DWS Government & Agency Money
Fund Class and Premium Class shares for other funds in
the Expense Group with multiple classes of shares. The
Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Master Portfolio included the
Master Portfolio and 10 other U.S. government money
market funds. The Board noted that the Management Rate
and actual total expense ratio for the Master Portfolio were below the medians of its Expense Group. The Board also
noted that the other funds in the Expense Group were not
master portfolios in a master-feeder structure like the Master
Portfolio and, accordingly, considered the Management Rate
and actual total expense ratio information provided for each of the Feeder Funds to be a more relevant comparison. The
Board concluded that the Management Rate charged to the
Master Portfolio is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Master Portfolio. In
this respect, the Board considered the Master Portfolio
profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well
as its profits in providing investment management and
other services to each of the individual funds during the
12-month period ended September 30, 2021, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Master Portfolio’s profitability report presentations from prior years. The Board also noted that PricewaterhouseCoopers
LLP, auditor to FRI and certain FT funds, has been engaged
by the Manager to periodically review and assess the
allocation methodologies to be used solely by the Master
Portfolio’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its
affiliates may not be fully reflected in the expenses allocated

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Shareholder Information

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Annual Report
to the Master Portfolio in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable upfront expenditures
by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Master Portfolio, as well as the need to implement
systems and meet additional regulatory and compliance
requirements resulting from recent US Securities and
Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services
to the Master Portfolio was not excessive in view of the
nature, extent and quality of services provided to the Master
Portfolio.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any,
as the Master Portfolio grows larger and whether the
Master Portfolio’s management fee structure reflects any
economies of scale for the benefit of shareholders. The
Board considered the Manager’s view that any analyses of
potential economies of scale in managing a particular fund
are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of
funds as a whole. The Board concluded that it was unlikely
that the Manager and its affiliates realized economies of
scale in furnishing advisory services to the Master Portfolio in view of the transitory nature of its investment role within the FT family of funds, the services provided to the Master
Portfolio’s shareholders and management’s subsidization of
expenses.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.

111 A 08/22
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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $33,642 for the fiscal year ended June 30, 2022 and $26,872 for the fiscal year ended June 30, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $1,586 for the fiscal year ended June 30, 2022 and $0 for the fiscal year ended June 30, 2021. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $188,743 for the fiscal year ended June 30, 2022 and $17,000 for the fiscal year ended June 30, 2021. The services for which these fees were paid included fees in connection with license for employee development tool ProEdge, professional fees in connection with SOC 1 Reports, and benchmarking services in connection with the ICI TA survey.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $190,329 for the fiscal year ended June 30, 2022 and $17,000 for the fiscal year ended June 30, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.        N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.
  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)Changes in Internal Controls.
  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.
Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN U.S. GOVERNMENT MONEY FUND

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 26, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  August 26, 2022